S-4 Warrants - Additional Information (Detail) - TLG Acquisition One Corp - $ / shares		3 Months Ended		12 Months Ended
	Feb. 01, 2021	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Warrant Liability Disclosure [Line Items]
Minimum lock in period for transfer, assign or sell warrants after completion of IPO	30 days		30 days	30 days
Number of consecutive trading days for determining share price				10 days
Share Price Less Than Or Equals To USD Nine Point Two
Warrant Liability Disclosure [Line Items]
Share price (USD per share)			$ 9.20	$ 9.20
Share Price Less Than Or Equals To USD Nine Point Two | Common
Warrant Liability Disclosure [Line Items]
Class of warrant or right, redemption price adjustment percentage			115.00%	115.00%
Share Price More Than Or Equals To USD Eighteen
Warrant Liability Disclosure [Line Items]
Class of Warrants, Redemption Notice Period			30 days	30 days
Share Price Less Than Or Equals To USD Eighteen
Warrant Liability Disclosure [Line Items]
Share price (USD per share)			$ 10.00	$ 10.00
Class of Warrants, Redemption Price Per Unit			$ 0.10	$ 0.10
Class of Warrants, Redemption Notice Period			30 days	30 days
Number of consecutive trading days for determining share price			10 days
Public Warrants
Warrant Liability Disclosure [Line Items]
Class of Warrant or Right, Outstanding		13,333,333		13,333,333
Warrants Exercisable Term from the Date of Completion of business Combination		30 days		30 days
Warrants Exercisable term from the Closing of IPO		12 months		12 months
Minimum lock in period for SEC registration from date of business combination		20 days		20 days
Minimum lock In period to become effective after the closing of the initial business combination		60 days		60 days
Exercise price (in dollars per share)			$ 11.50	$ 11.50
Public Warrants | Share Price More Than Or Equals To USD Eighteen
Warrant Liability Disclosure [Line Items]
Class of Warrants, Redemption Notice Period			30 days	30 days
Private Placement Warrants
Warrant Liability Disclosure [Line Items]
Class of Warrant or Right, Outstanding		6,666,667			6,666,667
Private Placement Warrants | Share Price More Than Or Equals To USD Eighteen
Warrant Liability Disclosure [Line Items]
Share price (USD per share)			$ 18.00	$ 18.00
Class of Warrants, Redemption Price Per Unit			$ 0.01	$ 0.01
Number of consecutive trading days for determining share price			20 days	20 days
Number of trading days for determining share price			30 days	30 days